STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Issued For Services [Member]	Mar. 31, 2014 Issued In Connection With Offerings [Member]
Class of Warrant or Right [Line Items]
Outstanding at January 1, 2014	1,114,777	0
Issued			197,194	917,583
Outstanding at March 31, 2014	1,114,777	0
Exercisable at March 31, 2014	1,114,777